Recapitalization (Details Textual)		1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended
	Nov. 04, 2016 USD ($) shares	Nov. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 04, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 03, 2016 USD ($) shares
Common Stock, Shares, Issued | shares			22,047,531		22,047,531
Common stock, shares outstanding | shares			22,047,531		22,047,531
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			1,169,607		1,169,607
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.20		$ 0.20
Proceeds from Contributions from Parent				$ 735,099	$ 735,099
Equity, Fair Value Disclosure			$ 4,403,464		$ 4,403,464
Equity Method Investment, Ownership Percentage			100.00%		100.00%
Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares					12,517,152
MDB Capital Group Llc [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		1,169,607
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.20
Recapitalization Costs		$ 921,698
Warrants Not Settleable in Cash, Fair Value Disclosure		744,105
Payments for Merger Related Costs		$ 177,593
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding						$ 994,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Nov. 04, 2021
TheMaven Network, Inc [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 1,447,000			1,447,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	$ 470,000			470,000
Stockholders' Equity Note, Stock Split, Conversion Ratio					4.13607
Equity, Fair Value Disclosure			$ 2,500,000		$ 2,500,000
Equity Method Investment, Ownership Percentage			56.70%		56.70%
TheMaven Network, Inc [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares			12,517,152
Integrated Surgical Systems, Inc [Member]
Common Stock, Shares, Issued | shares						9,530,379
Common stock, shares outstanding | shares			22,047,531		22,047,531	9,530,379
Subsidiaries [Member] | General and Administrative Expense [Member]
Business Combination, Acquisition Related Costs				$ 50,000
Series G Preferred Stock [Member]
Business Combination ,Number Of Shares Assumed Under Recapitalization | shares	168
Temporary Equity, Liquidation Preference			$ 168,496		$ 168,496